Remuneration and other benefits paid to the Bank’s directors and senior managers - Share-based Variable Remuneration - Former directors (Details) - Retired executive directors - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Remuneration of key personnel
Cash paid, deferred	€ 1,213	€ 612
Deferred conditional variable renumeration 2015
Remuneration of key personnel
Number of shares delivered (in shares)	92,557	60,847
Deferred conditional variable renumeration 2015 | Maximum
Remuneration of key personnel
Maximum number of shares to be delivered (in shares)	0	60,847
Performance shares plan 2015
Remuneration of key personnel
Number of shares delivered (in shares)	0	0
Deferred conditional variable remuneration plan and linked to objectives 2016
Remuneration of key personnel
Number of shares delivered (in shares)	60,254	32,751
Deferred conditional variable remuneration plan and linked to objectives 2016 | Maximum
Remuneration of key personnel
Maximum number of shares to be delivered (in shares)	60,251	65,502
Deferred conditional variable remuneration plan and linked to objectives 2017
Remuneration of key personnel
Number of shares delivered (in shares)	32,330	35,132
Deferred conditional variable remuneration plan and linked to objectives 2017 | Maximum
Remuneration of key personnel
Maximum number of shares to be delivered (in shares)	64,659	47,956
Deferred conditional variable remuneration plan and linked to objectives 2018
Remuneration of key personnel
Maximum number of shares to be delivered (in shares)	164,462	0
Number of shares delivered (in shares)	54,821	0
Deferred conditional variable remuneration plan and linked to objectives 2019
Remuneration of key personnel
Maximum number of shares to be delivered (in shares)	130,790	0
Number of shares delivered (in shares)	32,698	0